WARRANT LIABILITY (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Balance At Beginning Of The Year	$ 745,000
Balance At End Of The Year	1,306,000	$ 745,000
Warrants [Member]
Statement [Line Items]
Balance At Beginning Of The Year	475,000	741,000
Warrants Issued	0	2,240
Fair Value Adjustment	293,000	(2,935,000)
Effect Of Movement In Exchange Rates	3,000	(111,000)
Balance At End Of The Year	$ 771,000	$ 475,000